UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

        /s/ Michael E. Leonetti         Buffalo Grove, IL      07/05/01
        -----------------------         -----------------      --------
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                    0
                                                --------------------------------

Form 13F Information Table Entry Total:                              47
                                                --------------------------------

Form 13F Information Table Value Total:             $           270,213
                                                --------------------------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Dec-00

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AMR Corp                     COM           001765106       2,222    56,700   SH          Sole               4,000             52700
AOL Time Warner              COM           00184A105       9,609   276,125   SH          Sole              24,000            252125
Albertsons Inc               COM           013104104         371    14,000   SH          Sole              14,000
American General Corp        COM           026351106       2,070    25,400   SH          Sole               3,000             22400
American Home Products       COM           026609107      13,967   219,780   SH          Sole              29,800            189980
American International Grou  COM           026874107       4,272    43,342   SH          Sole               4,500             38842
American Standard            COM           029712106         444     9,000   SH          Sole               9,000
Amern Eagle Outfitters       COM           02553E106         602    14,250   SH          Sole                                 14250
Avaya Inc                    COM           053499109       2,851   276,495   SH          Sole              21,525            254970
Bank of New York Inc         COM           064057102       8,260   149,680   SH          Sole               4,000            145680
Becton Dickinson & Co        COM           075887109         346    10,000   SH          Sole              10,000
Cisco Systems Inc            COM           17275R102      16,841   440,297   SH          Sole              32,000            408297
Citigroup Inc                COM           172967101      23,341   457,100   SH          Sole              38,665            418435
E M C Corp                   COM           268648102      16,002   240,628   SH          Sole              18,500            222128
Emerson Electric Co          COM           291011104         315     4,000   SH          Sole               4,000
Erickson (LM) Telephone Co   COM           294821400         197    17,500   SH          Sole              17,500
Genentech Inc                COM           368710406       4,409    54,100   SH          Sole               4,000             50100
General Electric Co          COM           369604103      25,236   526,430   SH          Sole              34,500            491930
Gillette Co                  COM           375766102         506    14,000   SH          Sole              14,000
Harley Davidson Inc          COM           412822108       7,288   183,340   SH          Sole              24,000            159340
Hasbro Inc                   COM           418056107         186    17,500   SH          Sole              17,500
ITT Industries Inc           COM           450911102         543    14,000   SH          Sole              14,000
Intel Corp                   COM           458140100      12,822   426,501   SH          Sole              33,100            393401
International Paper Co       COM           460146103         408    10,000   SH          Sole              10,000
Kroger Co                    COM           501044101       1,429    52,800   SH          Sole               4,000             48800
Limited Inc                  COM           532716107       2,377   139,300   SH          Sole              10,000            129300
MBNA Corp                    COM           55262L100       2,380    64,420   SH          Sole                                 64420
Marriott Intl Inc New Cl A   COM           571903202       4,031    95,400   SH          Sole              14,000             81400
Medtronic Inc                COM           585055106       5,210    86,300   SH          Sole               5,000             81300
Nokia Corp                   COM           654902204      16,033   368,565   SH          Sole               4,800            363765
Nortel Networks New          COM           656568102         988    30,800   SH          Sole               4,000             26800
Northern Trust Corp          COM           665859104       1,223    15,000   SH          Sole              15,000
Northrop Grumman Corp        COM           666807102       1,162    14,000   SH          Sole              14,000
Oracle Corp                  COM           68389X105       6,099   209,850   SH          Sole              24,000            185850
Pepsico Inc                  COM           713448108       4,847    97,800   SH          Sole              15,000             82800
Pfizer Inc                   COM           717081103       5,741   124,800   SH          Sole              19,000            105800
Procter & Gamble Co          COM           742718109      11,875   151,400   SH          Sole              19,000            132400
Sara Lee Corp                COM           803111103       3,950   160,800   SH          Sole              14,000            146800
Sun Microsystems             COM           866810104      11,814   423,836   SH          Sole              48,000            375836
Sysco Corp                   COM           871829107       4,008   133,600   SH          Sole              20,000            113600
Tribune Co                   COM           896047107       7,466   176,700   SH          Sole              26,000            150700
Union Pacific Corp           COM           907818108       4,167    82,100   SH          Sole               4,000             78100
Viacom Inc Cl B              CL B          925524308       4,946   105,796   SH          Sole                                105796
Vivendi Universal ADR        ADR           92851S204       3,135    48,000   SH          Sole               5,000             43000
Wal-Mart                     COM           931142103       6,094   114,709   SH          Sole              10,000            104709
Walgreen Co                  COM           931422109       1,196    28,594   SH          Sole               5,000             23594
Wells Fargo & Co             COM           949746101       6,934   124,510   SH          Sole                                124510
REPORT SUMMARY                47          DATA RECORDS   270,213
